Shareholder Fees {- Fidelity Freedom Blend Income Fund}	Aug. 03, 2022 USD ($)
03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 | Fidelity Freedom Blend Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none